Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments
Future minimum lease payments for the Company’s operating leases as of September 30, 2020 were as follows (in thousands):

YEARS ENDING DECEMBER 31,
2020 (three months remaining)	$370
2021	1,523
2022	1,569
2023	1,616
2024	48

$5,126

Future minimum lease payments for the Company’s operating leases as of December 31, 2019 were as follows (in thousands):

YEARS ENDING DECEMBER 31,
2020	$1,479
2021	1,523
2022	1,569
2023	1,616
2024	48

$6,235